Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Value® Fund), Class A)	0 Months Ended
Mar. 29, 2013
(Delaware Value® Fund) | Class A
Bar Chart Table:
Annual Return 2003	27.45%
Annual Return 2004	13.20%
Annual Return 2005	5.46%
Annual Return 2006	23.58%
Annual Return 2007	(3.02%)
Annual Return 2008	(33.16%)
Annual Return 2009	17.65%
Annual Return 2010	15.65%
Annual Return 2011	8.97%
Annual Return 2012	14.21%